Mineral Stream Interests - Additional Information (Detail) - San Dimas [member] $ in Thousands, oz in Millions	6 Months Ended
	Jun. 30, 2018 USD ($) shares	Aug. 06, 2010 oz	Oct. 15, 2004
Disclosure Of Mineral Stream Interests [line items]
Cash received	$ 220,000
Gain on disposal	$ 246,000
First Majestic [member]
Disclosure Of Mineral Stream Interests [line items]
Number of common shares received | shares	20,914,590
Fair value of First Majestic shares received	$ 151,000
Goldcorp Inc. [member]
Disclosure Of Mineral Stream Interests [line items]
Fee from Goldcorp in exchange for release from the guarantee of deliveries relative to San Dimas	$ 10,000
Silver [member]
Disclosure Of Mineral Stream Interests [line items]
Attributable Payable Production to be Purchased		100.00%	100.00%
Number of silver ounces to be delivered before sharing mechanism applies | oz		6
Attributable Payable Production to be Purchased there after		50.00%